AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2006


                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]
                         POST-EFFECTIVE AMENDMENT NO. 63                     [X]


                                       AND


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]
                                AMENDMENT NO. 65                             [X]


                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire     W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP   Morgan, Lewis & Bockius LLP
One Oxford Centre             1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401     Washington, DC 20004

     It is proposed that this filing become effective (check appropriate box):


          [ ] Immediately upon filing pursuant to paragraph (b)

          [X] On March 31, 2006  pursuant to paragraph (b)

          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] On [date]  pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] On [date] pursuant to paragraph (a) of Rule 485

                                STI CLASSIC FUNDS


                                    A SHARES
                                    C SHARES


                                   PROSPECTUS


                                 APRIL 3, 2006


                       SMALL CAP QUANTITATIVE EQUITY FUND


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the STI Classic Small Cap Quantitative Equity Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES

- Front-end sales charge

- 12b-1 fees

- $2,000 minimum initial investment

C SHARES

- Contingent deferred sales charge

- Higher 12b-1 fees

- $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

 2      SMALL CAP QUANTITATIVE EQUITY FUND

 4      MORE INFORMATION ABOUT RISK


 4      MORE INFORMATION ABOUT FUND INVESTMENTS


 5      INFORMATION ABOUT PORTFOLIO HOLDINGS


 5      INVESTMENT ADVISER


 5      PORTFOLIO MANAGER


 6      PURCHASING, SELLING AND EXCHANGING FUND SHARES


 13     MARKET TIMING POLICIES AND PROCEDURES


 14     REDEMPTION FEE POLICY


 14     DISTRIBUTION OF FUND SHARES


 15     DIVIDENDS AND DISTRIBUTIONS


 15     TAXES

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
COVER    FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING, SELLING AND EXCHANGING FUND
  SHAKE    SHARES
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

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                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL


FUND NAME                                               CLASS    INCEPTION   TICKER    CUSIP
----------------------------------------------------------------------------------------------

Small Cap Quantitative Equity Fund                     A Shares   4/3/06       --    78476A579
                                                       C Shares   4/3/06       --    78476A561


                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SMALL CAP QUANTITATIVE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks of small cap companies with positive
                                             earnings characteristics purchased at reasonable value
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify small cap companies with superior
                                             earnings/valuation cycle characteristics within their
                                             specific market sectors
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, the potential for capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
            PERFORMANCE INFORMATION

            The Fund is new and, therefore, does not have performance history for a full calendar year.

                                              SMALL CAP QUANTITATIVE EQUITY FUND



                                                                   PROSPECTUS  3

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)                                          5.75%*        None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)                                                      None          1.00%**
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      1.05%         1.05%
Distribution and Service (12b-1) Fees                         0.30%*        1.00%
Other Expenses**                                              0.10%         0.10%
                                                              ------        ------
Total Annual Fund Operating Expenses                          1.45%         2.15%

 * The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.
** Other Expenses are based on estimated amounts for the current fiscal year.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                                         1 YEAR   3 YEARS
A Shares                                  $714    $1,007
C Shares                                  $318    $  673

If you do not sell your shares at the end of the period:

                                         1 YEAR   3 YEARS
A Shares                                  $714    $1,007
C Shares                                  $218    $  673

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK



           4  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense.


The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

                                                              INVESTMENT ADVISER



                                                                   PROSPECTUS  5

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term obligations, investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund's goals. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the investment adviser to the Fund. As of December 31, 2005, the Adviser had approximately $70.4 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive an advisory fee as a percentage of the Fund's daily net assets of 1.05%.

Breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets     Discount From Full Fee
------------------------     ----------------------
First $500 million           None-Full Fee
Next $500 million            5%
Over $1 billion              10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser will appear in the Fund's semi-annual report to shareholders for the period ended September 30, 2006.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission ("SEC") has adopted rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.


Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND (1-888-784-3863) or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER


Mr. Edward E. Best, CFA, is primarily responsible for the day-to-day management of the Fund. He has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the Fund since it began operating in April 2006. He has more than 13 years of investment experience.


The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



           6  PROSPECTUS

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Fund.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Fund by:

- Mail

- Telephone (1-888-STI-FUND (1-888-784-3863))

- Wire

- Automated Clearing House ("ACH")

The Fund does not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution or intermediary.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                   PROSPECTUS  7

Although the Fund invests primarily in the stock of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

MINIMUM/MAXIMUM PURCHASES


To purchase shares for the first time, you must invest in the Fund at least:


CLASS                           DOLLAR AMOUNT
A Shares               $2,000
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)

Purchases of C Shares of the Fund in an amount of $1,000,000 or more will automatically be made in A Shares of the Fund.

Your subsequent investments in the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 during the first two years. The distributor may close your account if you do not meet this minimum investment requirement at the end of two years.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



           8  PROSPECTUS

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $50,000             5.75%                  6.10%
$50,000 but less than
$100,000                      4.75%                  4.99%
$100,000 but less than
$250,000                      3.75%                  3.90%
$250,000 but less than
$500,000                      2.50%                  2.56%
$500,000 but less than
$1,000,000                    2.00%                  2.04%
$1,000,000 and over            None                   None


* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.


INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through an asset allocation account managed by an affiliate of the Adviser;

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                   PROSPECTUS  9

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with the Adviser;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the "Taxes" section in the Statement of Additional Information for more information. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Fund will combine the value of your current purchases with the current market value of any shares previously purchased for:

- your individual account(s),

- your spouse's account(s),

- joint account(s) with your spouse,

- your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Fund know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Fund with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. As shown in the chart above under "Front-End Sales Charges -- A Shares," the first breakpoint will be applied when total purchases reach $50,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          10  PROSPECTUS

transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Fund's website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% for either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. The CDSC does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to the exchange of C Shares of one series of the Trust for C Shares of another series of the Trust.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

- Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

  - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

  - You die or become disabled after the account is opened;

  - Redemption must be made within 1 year of such death/disability;

  - The Fund must be notified in writing of such death/disability at time of redemption request;

  - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

  - Withdrawal not to exceed 10% of the current balance of the Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

  - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

  - To qualify for the CDSC waiver under the Systematic Withdrawal Plan the Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  11

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Fund.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Fund's website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services in addition to the fees charged by the Fund.


A MEDALLION SIGNATURE GUARANTEE- by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:



- made payable to someone other than the registered owner; or



- sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.



-MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange, Inc. Medallion Program (NYSE
MSP). Contact your local financial adviser for further assistance.


The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of CDSC."

RECEIVING YOUR MONEY


Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          12  PROSPECTUS

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                           DOLLAR AMOUNT
A Shares               $2,000
C Shares               $5,000 $(2,000 for IRA or other
                       tax qualified accounts)

But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures". IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.


When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of the Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of the Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                                  PROSPECTUS  13

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:


- redemption checks must be made payable to the registered shareholder; and


- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder

REDEMPTION FEE POLICY



          14  PROSPECTUS

transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  15

For A Shares, the Fund's distribution plan authorizes payment of up to 0.35% of the average daily net assets of the Fund's A Shares. Currently, however, the Board of Trustees has only approved payment of up to 0.30%. For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of the Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates expense and there are no monetary or non-monetary guarantees, arrangements or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of the Fund in lieu of another investment.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. ABSENT FURTHER LEGISLATION, THE MAXIMUM RATE OF 15% ON LONG-TERM CAPITAL GAINS WILL CEASE TO APPLY TO TAXABLE YEARS BEGINNING AFTER DECEMBER 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND (1-888-784-3863)

MAIL:      STI Classic Funds
           BISYS Fund Services Limited Partnership
           3435 Stelzer Road
           Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS


                                    I SHARES


                                   PROSPECTUS


                                  APRIL 3, 2006


                       SMALL CAP QUANTITATIVE EQUITY FUND


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the STI Classic Small Cap Quantitative Equity Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:


 2      SMALL CAP QUANTITATIVE EQUITY FUND

 4      MORE INFORMATION ABOUT RISK


 4      MORE INFORMATION ABOUT FUND INVESTMENTS


 5      INFORMATION ABOUT PORTFOLIO HOLDINGS


 5      INVESTMENT ADVISER


 5      PORTFOLIO MANAGER


 6      PURCHASING AND SELLING FUND SHARES


 9      MARKET TIMING POLICIES AND PROCEDURES


 9      REDEMPTION FEE POLICY


10      DISTRIBUTION OF FUND SHARES


10      DIVIDENDS AND DISTRIBUTIONS


11      TAXES

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
COVER    FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------

                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL


FUND NAME                                               CLASS    INCEPTION   TICKER    CUSIP
----------------------------------------------------------------------------------------------

Small Cap Quantitative Equity Fund                     I Shares   4/3/06       --    78476A553


                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SMALL CAP QUANTITATIVE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks of small cap companies with positive
                                             earnings characteristics purchased at reasonable value
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify small cap companies with superior
                                             earnings/valuation cycle characteristics within their
                                             specific market sectors
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, the potential for capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Fund is new and, therefore, does not have performance history for a full calendar year.

                                              SMALL CAP QUANTITATIVE EQUITY FUND



                                                                   PROSPECTUS  3

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      1.05%
Other Expenses*                                               0.10%
                                                              --------
Total Annual Fund Operating Expenses                          1.15%

* Other Expenses are based on estimated amounts for the current fiscal year.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR   3 YEARS
                    $117     $365

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK



           4  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

                                                              INVESTMENT ADVISER



                                                                   PROSPECTUS  5

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term obligations, investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund's goals. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the investment adviser to the Fund. As of December 31, 2005, the Adviser had approximately $70.4 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive an advisory fee as a percentage of the Fund's daily net assets of 1.05%.

Breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets     Discount From Full Fee
------------------------     ----------------------
First $500 million           None-Full Fee
Next $500 million            5%
Over $1 billion              10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser will appear in the Fund's semi-annual report to shareholders for the period ended September 30, 2006.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission ("SEC") has adopted rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.


Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND (1-888-784-3863) or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER


Mr. Edward E. Best, CFA, is primarily responsible for the day-to-day management of the Fund. He has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the Fund since it began operating in April 2006. He has more than 13 years of investment experience.


The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

PURCHASING AND SELLING FUND SHARES



           6  PROSPECTUS

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") I Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.


As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stock of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

IN-KIND PURCHASES

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND (1-888-784-3863).

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.


However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request.


A MEDALLION SIGNATURE GUARANTEE- by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:



- made payable to someone other than the registered shareholder; or



- sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.



Other documentation may be required depending on the registration of the account.


-MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange, Inc. Medallion Program (NYSE
MSP). Contact your local financial adviser for further assistance.


REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.


To redeem shares by telephone:



- redemption checks must be made payable to the registered shareholder; and

                                           MARKET TIMING POLICIES AND PROCEDURES




                                                                   PROSPECTUS  9

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including

DISTRIBUTION OF FUND SHARES




          10  PROSPECTUS

exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) retirement loans and withdrawals; and (v) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates expense and there are no monetary or non-monetary guarantees, arrangements or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of the Fund in lieu of another investment.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                                           TAXES




                                                                  PROSPECTUS  11

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. ABSENT FURTHER LEGISLATION, THE MAXIMUM RATE OF 15% ON LONG-TERM CAPITAL GAINS WILL CEASE TO APPLY TO TAXABLE YEARS BEGINNING AFTER DECEMBER 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND (1-888-784-3863)

MAIL:      STI Classic Funds
           BISYS Fund Services Limited Partnership
           3435 Stelzer Road
           Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS
                       SMALL CAP QUANTITATIVE EQUITY FUND


                                  APRIL 3, 2006


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Small Cap Quantitative Equity Fund (the "Fund") of the STI Classic Funds (the "Trust"), as supplemented from time to time, and relates to shares of the Fund, which are offered through three share classes (A Shares, C Shares and I Shares).


This SAI is incorporated by reference into, and should be read in conjunction with, the Fund's prospectuses dated April 3, 2006. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND (1-888-784-3863).

                                TABLE OF CONTENTS

THE TRUST.................................................................     1
DESCRIPTION OF PERMITTED INVESTMENTS......................................     1
INVESTMENT LIMITATIONS....................................................    27
THE ADVISER...............................................................    29
THE ADMINISTRATOR.........................................................    30
THE PORTFOLIO MANAGER.....................................................    30
THE DISTRIBUTOR...........................................................    32
THE TRANSFER AGENT........................................................    35
THE CUSTODIAN.............................................................    35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    35
LEGAL COUNSEL.............................................................    35
TRUSTEES AND OFFICERS OF THE TRUST........................................    35
PURCHASING AND REDEEMING SHARES...........................................    40
DETERMINATION OF NET ASSET VALUE..........................................    41
TAXES.....................................................................    42
FUND TRANSACTIONS.........................................................    45
PORTFOLIO HOLDINGS........................................................    47
DESCRIPTION OF SHARES.....................................................    48
VOTING RIGHTS.............................................................    48
SHAREHOLDER LIABILITY.....................................................    49
LIMITATION OF TRUSTEES' LIABILITY.........................................    49
CODES OF ETHICS...........................................................    49
PROXY VOTING..............................................................    50
APPENDIX A - DESCRIPTION OF RATINGS.......................................   A-1
APPENDIX B - PROXY VOTING SUMMARIES.......................................   B-1

     THE TRUST

The Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of the Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. The Fund is diversified as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     DESCRIPTION OF PERMITTED INVESTMENTS


The Fund's investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. The following are descriptions of the permitted investments and investment practices discussed in the Fund's prospectuses under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies.


AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating the Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. Dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the fund invests will cause the net asset value of the fund to fluctuate. The Fund purchases equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. The Fund may invest in the securities described below or other similar equity-linked securities.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. Dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;

(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     3. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, unless an exception is available, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, the Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the Fund.


INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Rating Group ("S&P") or Fitch, Inc., or Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. The Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See "When-Issued Securities and Forward Commitment Securities" for more information.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds must be in one of the two highest short-term rating categories by S&P or Moody's or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

RULE 144A SECURITIES. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of the fund's net assets, unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security.) In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

NON-PUBLICLY TRADED SECURITIES. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Fund will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. The Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when the Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

The Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, the Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, the Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with the Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Fund is not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Fund's administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. The Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector, may also be affected by such risks.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of the Fund's investments.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for vote which would have a material effect on the Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objective, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES

Certain investments of the Fund may include U.S. government agency securities. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks,

Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment of purchase.

Although the Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, the Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

The Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

     INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term

"majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

     1. With respect to 75% of the Fund's total assets, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
          (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board of Trustees:

     1. Any change to the Fund's investment policy of investing at least 80% of the Fund's net assets in interests in equity U.S. traded securities that have small capitalizations is subject to 60 days prior notice to shareholders.

     2. The Fund may not purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

     THE ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Fund. The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2005, the Adviser had discretionary management authority with respect to approximately $70.4 billion of assets under management.


ADVISORY AGREEMENT WITH THE TRUST. The Adviser serves as investment adviser for the Fund under the terms of an investment advisory agreement with the Trust ("Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board. The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05% of the Fund's average daily net assets.

The above fee is also subject to the following breakpoint discounts:

     First $500 million = none - full fee
     Next $500 million = 5% discount from full fee
     Over $1.0 billion = 10% discount from full fee

     THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement, as amended, (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to the Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Fund's activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all series of the Trust, including the Fund, 2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all series of the Trust, including the Fund, and 1.75 basis points (0.0175%) on the aggregate net assets of all series of the Trust, including the Fund, over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

     THE PORTFOLIO MANAGER

Set forth below is information regarding the individual who is primarily responsible for the day-to-day management of the Fund ("portfolio manager"). All information is as of January 5, 2006.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by the portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                               NUMBER OF OTHER ACCOUNTS MANAGED/                  OTHER ACCOUNTS WITH
                                 TOTAL ASSETS IN ACCOUNTS ($)                   PERFORMANCE-BASED FEES
    NAME OF      ------------------------------------------------------------   ----------------------
   PORTFOLIO          REGISTERED            OTHER POOLED           OTHER         NUMBER &     TOTAL
    MANAGER      INVESTMENT COMPANIES   INVESTMENT VEHICLES       ACCOUNTS       CATEGORY   ASSETS($)
--------------   --------------------   -------------------   ---------------    --------   ---------
Edward E. Best     1/$249.7 million             None          1/$51.3 million      None        None

POTENTIAL CONFLICTS OF INTEREST. The portfolio manager's dual management of both the Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to the Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

The portfolio manager earns a competitive salary from the Adviser. In addition, the portfolio manager is eligible to receive bonuses based on the performance of the specific funds he manages and not on the performance of all funds of the Trust or of other accounts he manages. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the Fund's pre-tax total returns to the Fund's benchmarks and peer groups over multi-year periods, as applicable. Where the portfolio manager manages multiple Funds, each Fund is weighted based on the following criteria: each Fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.

All full-time employees of the Adviser, including the Fund's portfolio manager, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

     - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

     - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

     - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.


SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in the Fund as of April 3, 2006.


NAME OF PORTFOLIO MANAGER   RANGE OF SECURITIES OWNED
-------------------------   -------------------------
Edward E. Best                         None

     THE DISTRIBUTOR

The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. In addition, the A Shares of the Fund have a distribution and service plan (the "A Plan"), and the C Shares of the Fund have a distribution and service plan (the "C Plan").

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days written notice by either party.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

               $50,000         $100,000     $250,000 but   $500,000 but
Less than      but less        but less       less than      less than    $1,000,000
 $50,000    than $100,000   than $250,000     $500,000      $1,000,000     and over
---------   -------------   -------------   ------------   ------------   ----------
  5.00%         4.00%          3.00%           2.00%           1.75%         0.00%

     A SHARES AND C SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Fund will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board as
(i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

              MAXIMUM                   MAXIMUM AMOUNT OF A PLAN DISTRIBUTION AND
A PLAN DISTRIBUTION AND SERVICE FEE   SERVICE FEE PAYABLE FOR SHAREHOLDER SERVICES*
-----------------------------------   ---------------------------------------------
               0.35%                                      0.25%

* Up to the amount specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the Fund.

The Board has approved the maximum amount shown in the table above. However, the Board has currently approved the implementation of only the amount shown in the table below. Payments under the A Plan may not exceed the amount shown below unless the Board approves the implementation of a higher amount.

              CURRENT                    MAXIMUM AMOUNT OF A PLAN DISTRIBUTION AND
A PLAN DISTRIBUTION AND SERVICE FEE   SERVICE FEE ALLOCATED FOR SHAREHOLDER SERVICES
-----------------------------------   ----------------------------------------------
               0.30%                                       0.25%

In addition, the Distribution Agreement, and the C Plan adopted by the Trust provide that C Shares of the Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of the Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to C Shares shareholders or their customers who beneficially own C Shares. In addition, C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares of the Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of C Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the C Plan, C Shares are subject to an ongoing distribution and service fee calculated on the Fund's aggregate average daily net assets attributable to its C Shares.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation that would be paid by the Distributor to broker-dealers selling A Shares and C Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

                                                       ANNUAL PAYOUT 12(B)-1
   ANNUAL PAYOUT 12(B)-1     INITIAL PAYMENT - AT   EFFECTIVE IN THE 13TH MONTH
EFFECTIVE IMMEDIATELY (A)*     TIME OF SALE (C)                 (C)
--------------------------   --------------------   ---------------------------
          0.25 %                    1.00%                    1.00 %

* Initial Front End Sales Charge for A Shares from 5.75% maximum to 2.00% depending on breakpoints (outlined in prospectus).

     THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as the transfer agent and dividend paying agent to the Trust.

     THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the Fund's custodian. SunTrust Bank is paid on the basis of net assets and transactions costs of the Fund.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Trust's independent registered public accounting firm.

     LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 111 Pennsylvania Avenue N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

     TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing the Fund. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships held for each of the persons currently serving as Trustees of the Trust.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                            TERN OF OFFICE                                      OTHER FUND
NAME, ADDRESS AND         POSITION HELD     AND LENGTH OF        PRINCIPAL OCCUPATION(S)         COMPLEX               OTHER
DATE OF BIRTH               WITH TRUST       TIME SERVED         DURING THE  PAST 5 YEARS        OVERSEEN       DIRECTORSHIPS HELD
-----------------         -------------   -----------------   -----------------------------   -------------   ----------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II        Trustee      Indefinite; since   Chairman, Atlantic                    61        Cousins Properties,
3435 Stelzer Road                         November 2001       Investment Company                              Inc.; Genuine Parts
Columbus, OH 43219                                                                                            Company; Piedmont
DOB 01/18/36                                                                                                  Medical Center;
                                                                                                              SunTrust Bank; Courts
                                                                                                              Foundation; J. Bulow
                                                                                                              Campbell Foundation

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                            TERN OF OFFICE                                      OTHER FUND
NAME, ADDRESS AND         POSITION HELD     AND LENGTH OF        PRINCIPAL OCCUPATION(S)         COMPLEX               OTHER
DATE OF BIRTH               WITH TRUST       TIME SERVED         DURING THE  PAST 5 YEARS        OVERSEEN       DIRECTORSHIPS HELD
-----------------         -------------   -----------------   -----------------------------   -------------   ----------------------
Clarence H. Ridley           Trustee      Indefinite; since   Chairman, Haverty Furniture           61        Crawford & Co.
3435 Stelzer Road                         November 2001       Companies; Partner, King and
Columbus, OH 43219                                            Spalding LLP (law firm)
DOB 06/03/42                                                  (1977 to 2000)

INDEPENDENT TRUSTEES**:

Thomas Gallagher             Trustee      Indefinite; since   President, CEO, Genuine               61        NAPA; Genuine Parts
3435 Stelzer Road                         May 2000            Parts Company                                   Company; Oxford
Columbus, OH 43219                                                                                            Industries, Inc.;
DOB 11/25/47                                                                                                  Stone Mountain
                                                                                                              Industrial Park; The
                                                                                                              Lovett School

F. Wendell Gooch             Trustee      Indefinite; since   Retired                               61        SEI Family of Funds
3435 Stelzer Road                         May 1992
Columbus, OH 43219
DOB 12/03/32

Sidney E. Harris             Trustee      Indefinite; since   Professor (since 2004), Dean          61        ServiceMaster Company;
3435 Stelzer Road                         November 2004       (1997-2004), J. Mack                            Total System Services,
Columbus, OH 43219                                            Robinson College of                             Inc; Transamerica
DOB 07/21/49                                                  Business, Georgia State                         Investors, Inc. (13
                                                              University                                      mutual funds)

Warren Y. Jobe               Trustee      Indefinite; since   Retired. EVP, Georgia Power           61        WellPoint, Inc;
3435 Stelzer Road                         November 2004       Company and SVP, Southern                       UniSource Energy
Columbus, OH 43219                                            Company (1998-2001)                             Corp.; HomeBanc Corp.
DOB 11/12/40

Connie D. McDaniel           Trustee      Indefinite; since   Vice President and                    61        None
3435 Stelzer Road                         May 2005            Controller, The Coca-Cola
Columbus, OH 43219                                            Company
DOB 04/10/58

James O. Robbins             Trustee      Indefinite; since   Retired. President, CEO, Cox          61        Cox Communications;
3435 Stelzer Road                         May 2000            Communications, Inc. (1985 -                    Cox Enterprises;
Columbus, OH 43219                                            2005)                                           National Cable and
DOB 07/04/42                                                                                                  Telecommunications
                                                                                                              Association; Discovery
                                                                                                              Channel; Cable Labs;
                                                                                                              C-Span; Humana, Inc.
                                                                                                              (health care);
                                                                                                              Bessemer Securities
                                                                                                              Corporation
                                                                                                              (investments); St.
                                                                                                              Paul's School

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                            TERN OF OFFICE                                      OTHER FUND
NAME, ADDRESS AND         POSITION HELD     AND LENGTH OF        PRINCIPAL OCCUPATION(S)         COMPLEX               OTHER
DATE OF BIRTH               WITH TRUST       TIME SERVED         DURING THE  PAST 5 YEARS        OVERSEEN       DIRECTORSHIPS HELD
-----------------         -------------   -----------------   -----------------------------   -------------   ----------------------
Charles D. Winslow           Trustee      Indefinite; since   Retired. Formerly Partner,            61        N/A
3435 Stelzer Road                         November 2004       Accenture (consulting)
Columbus, OH 43219
DOB 07/13/35


* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.


BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe and Winslow, and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed fiscal year.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees;

     to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Governance and Nominating Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gallagher, Gooch, Harris, and Robbins currently serve as members of the Governance and Nominating Committee. Mr. Robbins is Chairman of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met once during the most recently completed fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met nine times in the most recent fiscal year.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.


                                         AGGREGATE DOLLAR RANGE OF SHARES
                                            IN ALL INVESTMENT COMPANIES
                         DOLLAR RANGE         OVERSEEN BY TRUSTEE IN
   NAME OF TRUSTEE      OF FUND SHARES    FAMILY OF INVESTMENT COMPANIES
---------------------   --------------   --------------------------------
INTERESTED TRUSTEES
Richard W. Courts, II        None                      None
Clarence H. Ridley           None                  Over $100,000
INDEPENDENT TRUSTEES
Thomas Gallagher             None                $50,001-$100,000
F. Wendell Gooch             None                $50,001-$100,000
Connie McDaniel              None                 $10,001-$50,000
James O. Robbins             None                      None
Sidney E. Harris             None                      None
Warren Y. Jobe               None                      None
Charles D. Winslow           None                      None

As of March 1, 2006, the Trustees and Officers of the Trust owned less than 1% of the outstanding shares of the Trust.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal period ended March 31, 2006. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                          PENSION OR       ESTIMATED        TOTAL
                          AGGREGATE       RETIREMENT        ANNUAL      COMPENSATION
                        COMPENSATION       BENEFITS        BENEFITS       FROM THE
                          FROM THE      ACCRUED AS PART      UPON      TRUST AND FUND
NAME OF TRUSTEE           TRUST ($)    OF FUND EXPENSES   RETIREMENT     COMPLEX ($)
---------------         ------------   ----------------   ----------   --------------
INTERESTED TRUSTEES
Richard W. Courts, II      53,500             N/A             N/A          53,500
Clarence H. Ridley         57,500             N/A             N/A          57,500
INDEPENDENT TRUSTEES
Thomas Gallagher           78,000             N/A             N/A          78,000
F. Wendell Gooch           70,000             N/A             N/A          70,000
Connie McDaniel*           57,000             N/A             N/A          57,000
James O. Robbins           63,500             N/A             N/A          63,500
Jonathan T. Walton*        45,000             N/A             N/A          45,000
Sidney E. Harris           61,000             N/A             N/A          61,000
Warren Y. Jobe             63,000             N/A             N/A          63,000
Charles D. Winslow         62,000             N/A             N/A          62,000

* Ms. McDaniel was elected to serve as a Trustee of the Trust effective May 17, 2005. Mr. Walton resigned as a Trustee of the Trust effective December 31, 2005.


TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

                                            TERM OF OFFICE
NAME, ADDRESS,            POSITION(S)         AND LENGTH
DATE OF BIRTH           HELD WITH TRUST     OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------         ------------------   ---------------   -----------------------------------------------
OFFICERS:
R. Jeffrey Young      President            One Year;         Senior Vice President, Relationship Management,
3435 Stelzer Road                          since July 2004   BISYS Fund Services (since 2002); Vice
Columbus, OH 43219                                           President, Client Services, BISYS Fund Services
DOB 08/22/64                                                 (1997-2002)

Deborah A. Lamb       Executive            One Year; since   Chief Compliance Officer, Managing Director,
50 Hurt Plaza         Vice President;      September 2004;   Trusco Capital Management, Inc. (since 2003);
Suite 1400            Assistant            since November    President, Investment Industry Consultants, LLC
Atlanta, GA 30303     Secretary; Chief     2003; since       (since 2000); Director of Compliance, INVESCO,
DOB 10/02/52          Compliance Officer   August 2004       Inc. (1995-2000)
                                           (respectively)

David L. Hughes       Treasurer, Chief     One Year; since   Vice President, Financial Administration, BISYS
3435 Stelzer Road     Financial Officer    May 2005          Fund Services (since 2005); Assistant Vice
Columbus, OH 43219                                           President, Evergreen Investments (2000 to
DOB 01/25/63                                                 2004); Fund Accounting Manager, Fidelity
                                                             Investments (1998 to 2000)

Cynthia J. Surprise   Secretary            One Year; since   Senior Counsel, Legal Services, BISYS Fund
3435 Stelzer Road                          February 2005     Services (since 2004); Director and Counsel,
Columbus, OH 43219                                           Investors Bank & Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz        Assistant            One Year; since   Vice President Blue Sky Compliance, BISYS Fund
3435 Stelzer Road     Secretary            July 2004         Services (since 2002); Chief Administrative
Columbus, OH 43219                                           Officer, Blue Sky Compliance, BISYS Fund
DOB 04/07/67                                                 Services (1995-2002)

Jennifer English      Assistant            One Year; since   Assistant Counsel, Legal Services, BISYS Fund
3435 Stelzer Road     Secretary            November 2005     Services (since 2005); Assistant Counsel, PFPC
Columbus, OH 43219                                           Inc (2002-2005); Associate Legal Product
DOB 03/05/72                                                 Manager, Fidelity Investments (2001);
                                                             Regulatory Specialist, Wellington Management
                                                             Company, LLP (1998-2001)

     PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all series of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

The Trust will permit an exchange of C Shares of the Fund for A Shares of the Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

The Trust also imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

     DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41) and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

     TAXES


The following is a summary of certain federal, state and foreign income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

This summary does not address all of the tax consequences that may be relevant to specific investors in the Fund in light of such investors' particular circumstances or to investors subject to special treatment under any tax laws.


PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, OR FOREIGN TAXES.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income, (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If the Fund fails to maintain qualification as a RIC for a tax year, the Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of the Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The Board reserves the right not to maintain qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gains, accelerate the recognition of income to the Fund, and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund receives income in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of the Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If the Fund's distributions exceed its income realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.


Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a fund held for six months or less will be disallowed to the extent of any exempt interest dividends (which are dividends by the Fund as attributable to tax-exempt interest derived from state or local bonds) received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.


STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES


Interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

     FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

     PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.

     PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Fund's CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.


The Fund's Annual Reports and Semi-Annual Reports will be available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about the Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons.


In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Fund to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Fund. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Fund.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Freidman, Billings, Ramsey & Co., Inc., Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.

In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Fund. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

     DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

     VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

     LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

     CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

     PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Beginning August 31, 2006, the Fund's proxy voting record for the most recent 12 month period ending June 30 will be available on the Fund's website at www.sticlassicfunds.com, and without charge upon request by calling 1-888-STI-FUND (1-888-784-3863), or by writing to the Fund at STI Classic Funds, c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Fund's proxy voting record is also available on the SEC's website at www.sec.gov.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

          - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

(TRUSCO CAPITAL MANAGEMENT LOGO)

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related

SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

                              EXCEPTIONS TO POLICY

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.

                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 63

ITEM 23. EXHIBITS:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(c) Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0001047469-98-028802 on July 30, 1998.

(d)(4) Revised Schedule A dated November 18, 2005, to the Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(d)(5) Expense Limitation Agreement dated May 17, 2005 between STI Classic Funds and Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000912057-06-000105 on January 6, 2006.


(d)(6) Expense Limitation Agreement dated November 18, 2005 between STI Classic Funds and Trusco Capital Management, Inc. with respect to STI Classic Seix Floating Rate High Income Fund is incorporated herein by reference to Exhibit
(d)(6) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950123-06-000995 on February 2, 2006.


(d)(7) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(e)(1) Distribution Services Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is filed herewith.


(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November18, 2005.


(g)(6) Amended Schedule A dated February 1, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950123-06-000995 on February 2, 2006.


(g)(7) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.


(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is filed herewith.


(h)(5) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(h)(6) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-004581 on May 18, 2005.


(h)(8) Form of Compliance Services Agreement between the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is filed herewith.


(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(m)(4) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(o) Not applicable.


(p)(1) Registrant's Code of Ethics dated February 2000, last amended January 28, 2006, is filed herewith.


(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership dated January1, 2005 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000935069-00-000528 on September 21, 2000.

(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.


                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Trusco Capital Management, Inc.

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
David Eidson                                           SunTrust Banks, Inc.           Senior Vice President
Chairman & Chief Executive Officer                        SunTrust Bank              Executive Vice President
                                                     SunTrust Capital Markets              Board Member
                                                      First Mercantile Trust               Board Member
                                               Zevenbergen Capital Investments LLC         Board Member
                                                       Lighthouse Partners                 Board Member
William H. Rogers                                      SunTrust Banks, Inc.          Executive Vice President
Director
Paul L. Robertson, III                                 SunTrust Banks, Inc.               Vice President
Executive Vice President/Secretary/Treasurer              SunTrust Bank                   Vice President
Andrew J. Muldoon, III                                    SunTrust Bank              Executive Vice President
Executive Vice President
G. Bradley Ball                                           SunTrust Bank                   Vice President
Executive Vice President
Elizabeth G. Pola                              Zevenbergen Capital Investments LLC           Director
Executive Vice President
Robert J. Rhodes                                          SunTrust Bank                      Officer
Executive Vice President
Christina Seix                                            SunTrust Bank                   Vice President
Executive Vice President
John Talty                                                SunTrust Bank                   Vice President
Executive Vice President
David C. Anderson                                         SunTrust Bank                   Vice President
Director
Charles B. Arrington                                      SunTrust Bank                      Officer
Director
Frances J. Aylor                                                --                              --
Director
Brett L. Barner                                           SunTrust Bank                      Officer
Managing Director
James N. Behre                                                  --                              --
Director
Richard M. Bemis                                          SunTrust Bank                   Vice President
Director
Theresa N. Benson                                         SunTrust Bank                   Vice President
Director
Edward E. Best                                            SunTrust Bank                      Officer
Managing Director
Glen H. Blackston                                               --                              --
Director
Gordon R. Boardway                                              --                              --
Vice President
Matthew R. Boden                                                --                              --
Vice President
Noel Crissman Boggan                                      SunTrust Bank                      Officer
Vice President
Robert S. Bowman                                          SunTrust Bank                      Officer
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
John C. Brennan                                                 --                              --
Vice President
Casey C. Brogdon                                          SunTrust Bank                      Officer
Managing Director
Daniel J. Bromstad                                              --                              --
Vice President
Marlon W. Brown                                           SunTrust Bank                      Officer
Vice President
William B. Buie                                           SunTrust Bank                      Officer
Vice President
Joseph F. Calabrese                                             --                              --
Managing Director
George E. Calvert, Jr.                                    SunTrust Bank                      Officer
Vice President
Matthew B. Carney                                               --                              --
Vice President
Christopher D. Carter                                     SunTrust Bank                   Vice President
Vice President
Carlos J. Catoya                                                --                              --
Vice President
Benjamin M. Clark                                         SunTrust Bank                   Vice President
Vice President
Shane Coldren                                             SunTrust Bank                      Officer
Managing Director
Robert W. Corner                                          SunTrust Bank                      Officer
Managing Director
Scott E. Craig                                                  --                              --
Vice President
Stacy L. Culver                                                 --                              --
Vice President
William R. Davis                                                --                              --
Vice President
J. Chadwick Deakins                                       SunTrust Bank                      Officer
Managing Director
Robin C. Divers                                                 --                              --
Vice President
Ami B. Dogra                                                    --                              --
Vice President
Colleen H. Doremus                                              --                              --
Vice President
Louis Joseph Douglass, IV                                       --                              --
Vice President
Martin J. Duffy                                           SunTrust Bank                      Officer
Vice President
Mary J. Durkin                                            SunTrust Bank                      Officer
Vice President
Todd C. Early                                                   --                              --
Vice President
Rebecca G. Ehrhart                                              --                              --
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Bob M. Farmer                                             SunTrust Bank                   Vice President
Managing Director
Douglas J. Farmer                                               --                              --
Vice President
Robert N. Felice                                                --                              --
Managing Director
Jeffrey M. Findling                                             --                              --
Vice President
James A. Fitzpatrick                                            --                              --
Vice President
John B. Floyd                                             SunTrust Bank                      Officer
Managing Director
James P. Foster                                           SunTrust Bank                      Officer
Managing Director
Holly L. Freeman                                          SunTrust Bank                   Vice President
Vice President
Laura B. Friend                                                 --                              --
Director
Kirsten M. Fuller                                         SunTrust Bank                      Officer
Vice President
Elena Fyodorova                                                 --                              --
Vice President
Michelle Gallo                                                  --                              --
Vice President
Mark D. Garfinkel                                         SunTrust Bank                      Officer
Managing Director
Alan M. Gayle                                                   --                              --
Managing Director
Eunice Gillespie                                          SunTrust Bank                   Vice President
Director
Frank P. Giove                                                  --                              --
Vice President
Scott B. Goldberg                                         SunTrust Bank                   Vice President
Vice President
George Goudelias                                                --                              --
Managing Director
Gregory E. Hallman                                              --                              --
Vice President
Neil L. Halpert                                                 --                              --
Vice President
Melvin E. Hamilton                                        SunTrust Bank                   Vice President
Managing Director
Preston A. Hays                                                 --                              --
Vice President
Michael Todd Hill                                         SunTrust Bank                      Officer
Director
Michael J. Honsharuk                                      SunTrust Bank                      Officer
Vice President
Debra M. Hooper                                           SunTrust Bank                   Vice President
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Deborah A. Hopkins                                              --                              --
Vice President
David L. Hunt                                                   --                              --
Director
Christopher A. Jones                                            --                              --
Managing Director
Christine Y. Keefe                                        SunTrust Bank                   Vice President
Director
Nathaniel J. King                                               --                              --
Vice President
Michael Kirkpatrick                                             --                              --
Vice President
Patrick W. Kirksey                                              --                              --
Vice President
James E. Kofron                                           SunTrust Bank                      Officer
Director
Raymond A. Kramer                                               --                              --
Vice President
Kenneth Kresch                                                  --                              --
Vice President
Deborah A. Lamb                                        SunTrust Banks, Inc.                  Officer
Managing Director                                         SunTrust Bank                      Officer
Wayne G. Larochelle                                       SunTrust Bank                   Vice President
Managing Director
Gerard Leen                                                     --                              --
Vice President
Charles B. Leonard                                        SunTrust Bank                      Officer
Managing Director
Carla Leslie                                                    --                              --
Managing Director
Biron O. Lim                                                    --                              --
Vice President
Walter L. Lindsay                                               --                              --
Managing Director
Tina Y. Long                                                    --                              --
Vice President
William J. Longan                                         SunTrust Bank                      Officer
Vice President
J. Randy Loving                                                 --                              --
Vice President
Scott F. Luxton                                           SunTrust Bank                      Officer
Vice President
Kimberly C. Maichle                                       SunTrust Bank                      Officer
Director
James B. Mallory                                          SunTrust Bank                   Vice President
Vice President
Jennifer Love Mann                                        SunTrust Bank                   Vice President
Vice President
Jeffrey E. Markunas                                       SunTrust Bank                      Officer
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Patrick K. Mason                                          SunTrust Bank                   Vice President
Vice President
Michael L. McEachern                                            --                              --
Managing Director
Andrew S. McGhee                                                --                              --
Managing Director
Steven McGinty                                                  --                              --
Vice President
Evan B. Melcher                                           SunTrust Bank                      Officer
Director
Thomas A. Meyers                                                --                              --
Managing Director
R. Douglas Mitchell                                       SunTrust Bank                      Officer
Vice President
Don J. Moll                                                     --                              --
Vice President
Peter T. Montgomery                                       SunTrust Bank                      Officer
Vice President
Sharon E. Moran                                                 --                              --
Vice President
Elizabeth T. Morrison                                     SunTrust Bank                      Officer
Vice President
Stephen J. Murrin                                               --                              --
Vice President
Blake E. Myton                                            SunTrust Bank                      Officer
Vice President
Timothy James Nash                                        SunTrust Bank                      Officer
Vice President
Robert H. Neinken                                         SunTrust Bank                   Vice President
Managing Director
Harold F. Nelson                                          SunTrust Bank                      Officer
Managing Director
Brian M. Nold                                                   --                              --
Vice President
Brian P. O'Connell                                              --                              --
Director
Thomas J. O'Neil                                                --                              --
Vice President
Cynthia A. Panebianco                                           --                              --
Vice President
Christopher J. Paolella                                   SunTrust Bank                   Vice President
Managing Director
Patrick A. Paparelli                                   SunTrust Banks, Inc.               Vice President
Managing Director                                         SunTrust Bank                   Vice President
Sheri L. Paquette                                         SunTrust Bank                      Officer
Director
Ty E. Parrish                                             SunTrust Bank                   Vice President
Director
Ronnie G. Pennell                                         SunTrust Bank                      Officer
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Elliott A. Perny                                          SunTrust Bank                      Officer
Managing Director
Gregory S. Peters                                               --                              --
Vice President
James M. Phebus Jr.                                       SunTrust Bank                      Officer
Director
Gregory L. Phillips                                             --                              --
Vice President
Gary A. Plourde                                           SunTrust Bank                   Vice President
Managing Director
Sean D. Porrello                                                --                              --
Vice President
Raymond A. Prophater                                            --                              --
Vice President
Curtis A. Pryor                                                 --                              --
Vice President
Joe E. Ransom                                             SunTrust Bank                      Officer
Managing Director
Boyce G. Reid                                             SunTrust Bank                       Officer
Vice President
David W. Reidy                                                  --                              --
Vice President
Kristin Hildebrand Ribic                                        --                              --
Vice President
Mills A. Riddick                                          SunTrust Bank                      Officer
Managing Director
Dina E. Romeo                                                   --                              --
Vice President
Josie C. Rosson                                                 --                              --
Managing Director
Michael C. Sahakian                                       SunTrust Bank                      Officer
Director
James L. Savage                                           SunTrust Bank                      Officer
Director
Diane F. Schmidt                                                --                              --
Vice President
Marc H. Schneidau                                         SunTrust Bank                      Officer
Managing Director
Ronald H. Schwartz                                        SunTrust Bank                      Officer
Managing Director
Michael G. Sebesta                                        SunTrust Bank                      Officer
Managing Director
Dusty L. Self                                             SunTrust Bank                      Officer
Vice President
Robert I. Sherman                                               --                              --
Managing Director
Julia R. Short                                                  --                              --
Managing Director
Robin J. Shulman                                                --                              --
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Atul Sibal                                                      --                              --
Vice President
Garrett P. Smith                                          SunTrust Bank                      Officer
Managing Director
George D. Smith, Jr.                                      SunTrust Bank                      Officer
Managing Director
Stephen Smith                                                   --                              --
Vice President
E. Dean Speer                                             SunTrust Bank                      Officer
Director
Ellen E. Spong                                            SunTrust Bank                   Vice President
Managing Director
Jeffrey P. St. Amand                                            --                              --
Director
Celia S. Stanley                                                --                              --
Vice President
John H. Stebbins                                       SunTrust Banks, Inc.               Vice President
Managing Director                                         SunTrust Bank                   Vice President
Chad K. Stephens                                          SunTrust Bank                      Officer
Vice President
Adam C. Stewart                                                 --                              --
Vice President
Eric D. Storch                                                  --                              --
Managing Director
E. Sonny Surkin                                           SunTrust Bank                      Officer
Director
William F. Tarry                                          SunTrust Bank                      Officer
Vice President
Parker W. Thomas Jr.                                      SunTrust Bank                      Officer
Vice President
J. Maurice Thomas                                         SunTrust Bank                   Vice President
Vice President
Merlin W. Tolstyk                                               --                              --
Vice President
Perry A. Troisi                                                 --                              --
Managing Director
William A. Turner                                               --                              --
Director
Stuart F. Van Arsdale                                     SunTrust Bank                      Officer
Managing Director
David Walley                                              SunTrust Bank                      Officer
Vice President
David M. Walrod                                                 --                              --
Vice President
R. Casey Walsh                                                  --                              --
Vice President
Francis P. Walsh                                                --                              --
Director
Joseph P. Walsh                                           SunTrust Bank                   Vice President
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                           -----------------------------------   ------------------------
Angela V. Watterson                                             --                              --
Vice President
George M. Way                                             SunTrust Bank                   Vice President
Vice President
Adrien D. Webb                                                  --                              --
Managing Director
Gregory W. Webster                                              --                              --
Vice President
Darren C. Weems                                                 --                              --
Vice President
Matthew H. Welden                                               --                              --
Vice President
Ellen Welsh                                                     --                              --
Managing Director
Elizabeth Wilson                                                --                              --
Managing Director
William L. Wilson, Jr.                                    SunTrust Bank                      Officer
Director
Tom J. Winters                                                  --                              --
Managing Director
Donald A. Wordell                                         SunTrust Bank                      Officer
Director
Natalie A. Wright                                               --                              --
Vice President
Stephen M. Yarbrough                                   SunTrust Banks, Inc.               Vice President
Managing Director
Joseph P. Yarusinski                                            --                              --
Vice President
Steven M. Yates                                           SunTrust Bank                      Officer
Managing Director
Brian T. Yorke                                                  --                              --
Vice President
Jay A. Young                                                    --                              --
Vice President
Jonathan M.Yozzo                                                --                              --
Vice President
Scott Yuschak                                                   --                              --
Vice President
Sam J. Zona                                                     --                              --
Managing Director

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                      NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----                                     ----------------------   -----------------------------
Brooke de Boutray                        Rivendell Capital Inc.             Principal
Managing Director, Portfolio Manager
Lisa Foley                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Leslie Tubbs                             Rivendell Capital Inc.             Principal
Managing Director, Portfolio Manager
and Chief Compliance Officer
Jim Fasano                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Herb Albin                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Nancy A. Zevenbergen                     Rivendell Capital Inc.             President
President and Chief Investment Officer


ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies (other than the Registrant):

     American Independence Funds Trust
     American Performance Funds
     The Bjurman, Barry Funds
     The Coventry Group
     Excelsior Funds, Inc.
     Excelsior Funds Trust
     Excelsior Tax-Exempt Funds, Inc.
     First Focus Funds, Inc.
     The Hirtle Callaghan Trust
     HSBC Advisor Funds Trust
     HSBC Investor Funds
     Legacy Funds Group
     Old Westbury Funds, Inc.
     Pacific Capital Funds
     STI Classic Funds
     STI Classic Variable Trust
     USAllianz Variable Insurance Products Trust
     Variable Insurance Funds
     Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15TH Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                         Position and Office          Positions and Offices
Name and Address                          with Underwriter               with Registrant
----------------                 ----------------------------------   ---------------------
BISYS Fund Services Ohio, Inc.   Sole Limited Partner                          None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services, Inc.        Sole General Partner                          None
3435 Stelzer Road
Columbus, OH 43219

Richard F. Froio                 President and Director                        None

Elliott Dobin                    Secretary                                     None

Bryan Bey                        Vice President, Director and                  None
                                 Assistant Compliance Officer

James L. Smith                   Vice President, Director and                  None
                                 Chief Compliance Officer

Edward Pike                      Financial and Operations Principal            None

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

     SunTrust Bank
     303 Peachtree Street, N.E.
     Atlanta, GA 30308

     Brown Brothers Harriman & Co.
     40 Water Street
     Boston, MA 02109
     (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

     Trusco Capital Management, Inc.
     10 Mountain View Road
     Suite C-200
     Upper Saddle River, New Jersey 07458

     Zevenbergen Capital Investments LLC
     601 Union Street
     Seattle, Washington 98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 63 to the Registrant's Registration Statement (the "Registration Statement") under rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio on the 24th day of March, 2006.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



F. Wendell Gooch*            Trustee             March 24, 2006
--------------------------
F. Wendell Gooch


James O. Robbins*            Trustee             March 24, 2006
--------------------------
James O. Robbins


Thomas Gallagher*            Trustee             March 24, 2006
--------------------------
Thomas Gallagher


Richard W. Courts, II*       Trustee             March 24, 2006
--------------------------
Richard W. Courts, II


Clarence H. Ridley*          Trustee             March 24, 2006
--------------------------
Clarence H. Ridley


Warren Y. Jobe*              Trustee             March 24, 2006
--------------------------
Warren Y. Jobe


Charles D. Winslow*          Trustee             March 24, 2006
--------------------------
Charles D. Winslow


Sidney E. Harris*            Trustee             March 24, 2006
--------------------------
Sidney E. Harris


Connie D. McDaniel*          Trustee             March 24, 2006
--------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young         President           March 24, 2006
--------------------------
R. Jeffrey Young


/s/ David L. Hughes          Treasurer & Chief   March 24, 2006
--------------------------   Financial Officer
David L. Hughes


* By /s/ Cynthia Surprise
     ----------------------------------
     Cynthia Surprise, pursuant to the
     powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 14th day of February, 2006.


/s/ Richard W. Courts, II               /s/ Thomas Gallagher
-------------------------------------   ----------------------------------------
Richard W. Courts, II, Trustee          Thomas Gallagher, Trustee


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee

                                  EXHIBIT INDEX

EXHIBIT
 NUMBER   EXHIBIT
-------   -------
(e)(1)    Distribution Services Agreement dated November 18, 2005 between the
          Registrant and BISYS

(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS

(h)(8)    Form of Compliance Services Agreement between the Registrant, STI
          Classic Variable Trust and BISYS

(i)       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

(p)(1)    Registrant's Code of Ethics